Noncontrolling Interests (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Beginning Balance	$ 638,846	$ 4,346,216	$ 4,346,216
Proportionate shares of net loss	(181,734)	$ (253,220)	(3,501,808)
Foreign currency translation adjustment	(352)		(205,562)
Total	$ 456,760		$ 638,846